CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Preferred Stock	Surplus	Retained earnings	Treasury Stock	Accumulated other comprehensive income (loss)
Beginning Balance at Dec. 31, 2012	$ 4,110,000	$ 1,032	$ 50,160	$ 4,150,294	$ 11,826	$ (444)	$ (102,868)
Net Income	599,327				599,327
Issuance of stock	6,860	2		6,858
Repurchase of TARP related warrants	0
Dividends declared:
Dividends, Common Stock, Cash	0
Dividends, Preferred Stock, Cash	(3,723)				(3,723)
Common stock purchases	(470)					(470)
Common stock reissuance	33					33
Other comprehensive loss, net of tax	(85,877)						(85,877)
Transfers To Statutory Reserve	0			13,000	(13,000)
Ending Balance at Dec. 31, 2013	4,626,150	1,034	50,160	4,170,152	594,430	(881)	(188,745)
Net Income	(313,490)				(313,490)
Issuance of stock	5,394	2		5,392
Tax windfall benefit on vesting of restricted stock	414			414
Repurchase of TARP related warrants	(3,000)			(3,000)
Dividends declared:
Dividends, Common Stock, Cash	0
Dividends, Preferred Stock, Cash	(3,723)				(3,723)
Common stock purchases	(3,272)					(3,272)
Common stock reissuance	36					36
Other comprehensive loss, net of tax	(41,127)						(41,127)
Transfers To Statutory Reserve	0			23,500	(23,500)
Ending Balance at Dec. 31, 2014	4,267,382	1,036	50,160	4,196,458	253,717	(4,117)	(229,872)
Net Income	895,344				895,344
Issuance of stock	6,226	2		6,224
Tax windfall benefit on vesting of restricted stock	169			169
Repurchase of TARP related warrants	0
Dividends declared:
Dividends, Common Stock, Cash	(31,076)				(31,076)
Dividends, Preferred Stock, Cash	(3,723)				(3,723)
Common stock purchases	(2,086)					(2,086)
Common stock reissuance	102					102
Other comprehensive loss, net of tax	(27,014)						(27,014)
Transfers To Statutory Reserve	0			26,305	(26,305)
Ending Balance at Dec. 31, 2015	$ 5,105,324	$ 1,038	$ 50,160	$ 4,229,156	$ 1,087,957	$ (6,101)	$ (256,886)